Supplement dated May 1, 2005

to the

Prospectus dated May 1, 2001 for Park Avenue Variable Universal Life (97-VUL)

The following supplemental information should be read in conjunction with the Prospectus dated May 1, 2001 for the Variable Universal Life Insurance Policy (the “Policy”) issued by The Guardian Insurance & Annuity Company, Inc. (“GIAC”) through The Guardian Separate Account M and marketed under the name “Park Avenue Variable Universal Life”.

Effective May 1, 2005, the following chart of fund names, objectives and typical investments supersedes any charts contained in the May 1,2001 prospectus or any subsequent supplement thereto:

Summary of fund objectives and policies

Fund	Investment objectives	Typical investments	Investment Adviser

Guardian Stock Fund	Long-term growth of capital	U.S. common stocks	Guardian Investor Services LLC 7 Hanover Square New York, NY 10004
Guardian VC 500 Index Fund	Seeks to match the investment performance of the Standard & Poor’s 500 Composite Stock Price Index (“the S&P Index”)	Common Stocks of companies in the S&P Index, which emphasizes large U.S. Companies
Guardian VC Asset Allocation Fund	Long-term total investment return consistent with moderate investment risk	Shares of The Guardian VC 500 Index Fund, The Guardian Stock Fund, The Guardian Bond Fund, and The Guardian Cash Fund
The Guardian VC Low Duration Bond Fund	Seeks a high level of current income consistent with preservation of capital	Investment grade debt obligations such as corporate bonds, mortgage-backed and asset-backed securities and obligations of the U.S. government and its agencies.
The Guardian UBS VC Large Cap Value Fund	Seeks to maximize total return, consisting of capital appreciation and current income	Normally, at least 80% of the value of the Fund’s net assets is invested in equity securities issued by companies with large market capitalization at the time of purchase.	Guardian Investor Services LLC (Adviser) 7 Hanover Square New York, NY 10004 UBS Global Asset Management (Americas) Inc. (Sub-adviser) One North Wacker Drive Chicago, Illinois 60606
The Guardian UBS VC Small Cap Value Fund	Seeks to maximize total return, consisting of capital appreciation and current income	Normally, at least 80% of the value of the Fund’s net assets is invested in equity securities issued by companies with small market capitalization at the time of purchase.
Guardian Bond Fund	Maximum income without undue risk of principal	Investment grade debt obligations	Guardian Investor Services LLC 7 Hanover Square New York, NY 10004
Guardian Cash Fund	High level of current income; preservation of capital	Money market instruments

YOUR ALLOCATION OPTIONS	PROSPECTUS	1

Summary of fund objectives and policies

Fund	Investment objectives	Typical investments	Investment Adviser
Baillie Gifford International Growth Fund	Long-term capital appreciation	Common stocks and convertible securities issued by foreign companies	Guardian Baillie Gifford Limited (Adviser) Baillie Gifford Overseas Limited (Sub-adviser) Calton Square, 1 Greenside Row Edinburgh, EH1 3AN, Scotland
Baillie Gifford Emerging Markets Fund	Long-term capital appreciation	Common stocks and convertible securities of emerging market companies
Guardian Small Cap Stock Fund	Long-term growth of capital	U.S. common stocks of companies with small market capitalization	Guardian Investor Services LLC 7 Hanover Square New York, NY 10004
Gabelli Capital Asset Fund	Growth of capital; current income is a secondary objective	U.S. common stocks and convertible securities	Gabelli Funds, LLC (Gabelli) One Corporate Center Rye, New York 10580-1422
AIM V.I. Capital Appreciation Fund (Series 1)	Growth of capital	Common stocks	A I M Advisors, Inc. (AIM) 11 Greenway Plaza, Suite 100 Houston,Texas 77046-1173
AIM V.I. Utilities Fund (Series 1) (previously known as the INVESCO VIF-Utilities Fund)	Capital growth and income	Equity securities and equity-related instruments of companies engaged in the utilities-related industries
AIM V.I. Premier Equity Fund (Series 1)	Long-term growth of capital. Income is a secondary objective	Equity securities judged by the fund’s adviser to be undervalued.

American Century VP International Fund (Class 1)	Capital growth	International common stocks with potential for appreciation	American Century Investment Management, Inc. (American Century) American Century Tower 4500 Main Street Kansas City, Missouri 64111
American Century VP Value Fund (Class 1)	Long-term capital growth with income as a secondary objective	Equity securities of well-established intermediate-to-large companies whose securities are believed to be undervalued
AllianceBernstein Growth & Income Portfolio (Class B)	Reasonable current income and reasonable opportunity for capital appreciation	Dividend paying common stocks of good quality; also fixed-income, convertible securities, and securities of foreign issuers	Alliance Capital Management L.P. (AllianceBernstein) 1345 Avenue of the Americas New York, New York 10105
AllianceBernstein Large Cap Growth Portfolio (Class B) (previously known as AllianceBernstein Premier Growth Portfolio)	Growth of capital by pursuing aggressive investment policies	Equity securities of a limited number of large, carefully selected, high-quality U.S. companies that are judged likely to achieve superior earnings growth
AllianceBernstein Global Technology Portfolio (Class B) (previously known as AllianceBernstein Technology Portfolio)	Growth of capital and only incidentally current income	Securities of companies that use technology extensively in the development of new or improved products or processes
AllianceBernstein Value Portfolio (Class B)	Long-term growth of capital	Diversified portfolio of equity securities

2	PROSPECTUS	YOUR ALLOCATION OPTIONS

Summary of fund objectives and policies

Fund	Investment objectives	Typical investments	Investment Adviser
Fidelity VIP Contrafund® Portfolio (Initial Class)	Long-term capital appreciation	U.S. and foreign common stocks of companies believed to be undervalued	Fidelity Management & Research Company (Fidelity) 82 Devonshire Street Boston, MA 02109 Geode Capital Management, LLC (Sub-adviser for Index 500 Portfolio) 53 State Street Boston, MA 02109
Fidelity VIP Equity-Income Portfolio (Initial Class)	Reasonable income with capital appreciation as a secondary objective	Income-producing equity securities
Fidelity VIP Growth Opportunities Portfolio (Initial Class)	Capital growth	Common stocks and convertibles
Fidelity VIP High Income Portfolio (Initial Class)	High level of current income	High-yielding debt securities with an emphasis on lower-quality securities
Fidelity VIP Index 500 Portfolio (Initial Class)	Total return that corresponds to that of the Standard & Poor’s 500 Index	Equity securities of companies that compose the Standard & Poor’s 500 and in other instruments that are based on the value of the Index
Janus Aspen Forty Portfolio (Institutional Shares) (previously known as Janus Aspen Capital Appreciation Portfolio)	Long-term growth of capital	Equity securities of companies of any size; non-diversified; it will pursue its objective by investing primarily in a core group of 20 to 40 common stocks selected for their growth potential	Janus Capital Management LLC (Janus) 151 Detroit Street Denver, Colorado 80206-4928
Janus Aspen Large Cap Growth Portfolio (Institutional Shares) (previously known as Janus Aspen Growth Portfolio)	Long-term growth of capital in a manner consistent with preservation of capital	Invests, under normal circumstances, at least 80% of its net assets in large-sized companies (those whose market capitalization falls within the range of companies in the Russell 1000® Index, at the time of purchase.)
Janus Aspen Mid Cap Growth Portfolio (Institutional Shares)	Long-term growth of capital	A diversified portfolio of equity securities of mid-sized companies
Janus Aspen Worldwide Growth Portfolio (Institutional Shares)	Long-term growth of capital in a manner consistent with preservation of capital	Common stocks of foreign and U.S. issuers; usually invests in at least five countries, including the U.S.

YOUR ALLOCATION OPTIONS	PROSPECTUS	3

Summary of fund objectives and policies

Fund	Investment objectives	Typical investments	Investment Adviser

MFS Research Bond Series (Initial Class) (previously known as MFS Bond Series)	Total return (a high level of current income and long-term growth of capital)	Fixed income securities such as corporate bonds and U.S. government securities and mortgage-backed and asset-backed securities	Massachusetts Financial Services Company (MFS) 500 Boylston Street Boston, MA 02116
MFS Emerging Growth Series (Initial Class)	Long-term growth of capital	Common stocks and related securities, such as preferred stock, convertible securities, and depositary receipts for those securities of emerging growth companies of any size
MFS Investors Trust Series (Initial Class)	Long-term growth of capital with a secondary objective to seek reasonable current income	Common stocks and related securities, such as preferred stock, convertible securities, and depositary receipts issued by U.S. and foreign companies
MFS New Discovery Series (Initial Class)	Capital appreciation	Equity securities of companies that offer superior prospects for growth, both U.S. and foreign
MFS Research Series (Initial Class)	Long-term growth of capital and future income	Equity securities of companies both U.S. and foreign believed to possess favorable prospects for long-term growth
MFS Total Return Series (Initial Class)	Above-average income consistent with prudent employment of capital, and secondarily to provide a reasonable opportunity for growth of capital and income	Broad list of securities, including a combination of equity and fixed-income both U.S. and foreign
Value Line Centurion Fund	Long-term growth of capital	U.S. common stocks with selections based on the Value Line Timeliness™ Ranking System	Value Line Inc. (Value Line) 220 East 42nd Street New York, NY 10017
Value Line Strategic Asset Management Trust	High total investment return consistent with reasonable risk	U.S. common stocks with selections based on the Value Line Timeliness™ Ranking System, bonds and money market instruments

Some of these funds may not be available in your state.

Some investment advisers (or their affiliates) may pay GIAC or GIS compensation for administration, distribution or other services provided with respect to the funds and their availability through the policy. Currently, these advisers include MFS, American Century, AIM, Fidelity, Gabelli, AllianceBernstein, Janus, and Value Line. The amount of this compensation currently ranges from .15% to .45% of the assets of the fund attributable to the policies issued by GIAC. GIAC or GIS may also receive 12b-1 fees. Currently, 12b-1 fees of 0.25% are received from AllianceBernstein.

4	PROSPECTUS	YOUR ALLOCATION OPTIONS

The following disclosure is added to the Section entitled “Transfers Between the Investment Options:”

FREQUENT TRANSFERS AMONG THE VARIABLE INVESTMENT OPTIONS

Frequent or unusually large transfers may dilute the value of the underlying fund shares if the trading takes advantage of any lag between a change in the value of an underlying fund’s portfolio securities and the reflection of that change in the underlying fund’s share price. This strategy, sometimes referred to as “market timing,” involves an attempt to buy shares of an underlying fund at a price that does not reflect the current market value of the portfolio securities of the underlying fund, and then to realize a profit when the shares are sold the next business day or thereafter. In addition, frequent transfers may increase brokerage and administrative costs of the underlying funds, and may disrupt an underlying fund’s portfolio management strategy, requiring it to maintain a relatively higher cash position and possibly resulting in lost opportunity costs and forced liquidations of securities held by the fund.

GIAC endeavors to protect long-term policyowners by maintaining policies and procedures to discourage frequent transfers among investment options under the policies, and has no arrangements in place to permit any policyowner to engage in frequent transfer activity. If you wish to engage in such strategies, do not purchase this policy.

If we determine that you are engaging in frequent transfer activity among investment options, we may, without prior notice, limit your right to make transfers or allocation changes. We monitor for frequent transfer activity among the variable investment options based upon established parameters that are applied consistently to all policyowners. Such parameters may include, without limitation, the length of the holding period between transfers, the number of transfers in a specified period, the dollar amount of transfers, and/or any combination of the foregoing. We do not apply our policies and procedures to discourage frequent transfers to dollar cost averaging programs or any asset rebalancing programs.

If transfer activity violates our established parameters, we will apply restrictions that we reasonably believe will prevent any harm to other policyowners and persons with material rights under a policy. This may include applying the restrictions to any policies that we believe are related (e.g., two policies with the same owner or owned by spouses or by different partnerships or corporations that are under common control). The restriction that we currently apply is to limit the number of transfers to not more than once every 30 days. We may change this restriction at any time and without prior notice. We will not grant waivers or make exceptions to, or enter into special arrangements with, any policyowners who violate these parameters. If we impose any restrictions on your transfer activity, we will notify you in writing. Restrictions that we may impose, subject to certain policy provisions that are required and approved by state insurance departments, include, without limitation:

•	limiting the frequency of transfers to not more than once every 30 days;

•	imposing a fee of $25 per transfer, if you make more than twelve transfers within a policy year;

•	requiring you to make your transfer requests in writing through the U.S. Postal Service, or otherwise restricting electronic or telephone transaction privileges;

•	refusing to act on instructions of an agent acting under a power of attorney on your behalf;

•	refusing or otherwise restricting any transaction request that we believe alone, or with a group of transaction requests, may have a harmful effect;

•	imposing a holding period between transfers; or

•	implementing and imposing on you any redemption fee imposed by an underlying fund.

We currently do not impose redemption fees on transfers or expressly limit the number or frequency of transfers. Redemption fees, transfer limits, and other procedures may be more or less successful than ours in deterring or preventing harmful transfer activity.

YOUR ALLOCATION OPTIONS	PROSPECTUS	5

Please note that the limits and restrictions described here are subject to GIAC’s ability to monitor transfer activity. Our ability to detect harmful transfer activity may be limited by operational and technological systems, as well as by our ability to predict strategies employed by policyowners (or those acting on their behalf) to avoid detection. As a result, despite our efforts to prevent frequent transfers, there is no assurance that we will be able to detect and/or to deter frequent transfers.

We may revise our policies and procedures in our sole discretion, at any time and without prior notice, as we deem necessary or appropriate to better detect and deter harmful trading activity, or to comply with state or federal regulatory requirements, or to impose additional or alternative restrictions on policyowners engaging in frequent transfers. In addition, our orders to purchase shares of the funds are generally subject to acceptance by the fund, and in some cases a fund may reject or reverse our purchase order. Therefore, we reserve the right to reject any policyowner’s transfer request if our order to purchase shares of the fund is not accepted by, or is reversed by, an applicable fund.

The underlying funds may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares. The prospectuses for the underlying funds should describe any such policies and procedures. The frequent trading policies and procedures of an underlying fund may be different, and more or less restrictive, than the frequent trading policies and procedures of other underlying funds and the policies and procedures we have adopted to discourage frequent transfers. For instance, an underlying fund may impose a redemption fee. Policyowners should be aware that we may not have the contractual obligation or the operational capacity to monitor policyowners’ transfer requests and apply the frequent trading policies and procedures of the respective underlying funds that would be affected by the transfers. For example, underlying funds may implement policies and procedures for monitoring frequent trading activity that are unique to a particular fund. Because of the number of underlying funds that we offer under our variable insurance policies, it may not be possible for us to implement these disparate policies and procedures. Accordingly, you should assume that the sole protection you may have against potential harm from frequent transfers is the protection, if any, provided by the policies and procedures we have adopted at the policy level to discourage frequent transfers.

You should note that other insurance companies and retirement plans also invest in the underlying funds and that those companies or plans may or may not have their own policies and procedures on frequent transfers. You should also know that the purchase and redemption orders received by the underlying funds generally are “omnibus” orders from intermediaries such as retirement plans or separate accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and/or individual owners of variable insurance contracts. The omnibus nature of these orders may limit the underlying funds’ ability to apply their respective frequent trading policies and procedures. We cannot guarantee that the underlying funds will not be harmed by transfer activity relating to the retirement plans and/or other insurance companies that invest in the underlying funds. If the policies and procedures of other insurance companies or retirement plans fail to successfully discourage frequent transfer activity, it may affect the value of your investment in the fund. In addition, if an underlying fund believes that an omnibus order we submit may reflect one or more transfer requests from policyowners engaged in frequent transfer activity, the underlying fund may reject the entire omnibus order and thereby interfere with GIAC’s ability to satisfy your request even if you have not made frequent transfers. For transfers into more than one investment option, we may reject or reverse the entire transfer request if any part of it is not accepted by or is reversed by an underlying fund.

All other provisions of this benefit and this prospectus shall remain unchanged.

This Supplement should be retained with the Prospectus for future reference

6	PROSPECTUS	YOUR ALLOCATION OPTIONS